Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.686%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,943,240.13

Principal:
Principal Collections	$26,576,852.48
Prepayments in Full	$14,648,744.94
Liquidation Proceeds	$643,986.44
Recoveries	$44,377.16
Sub Total	$41,913,961.02
Collections	$44,857,201.15

Purchase Amounts:
Purchase Amounts Related to Principal	$337,325.18
Purchase Amounts Related to Interest	$1,440.02
Sub Total	$338,765.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,195,966.35

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,195,966.35
Servicing Fee	$847,389.94	$847,389.94	$0.00	$0.00	$44,348,576.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,348,576.41
Interest - Class A-2a Notes	$65,972.71	$65,972.71	$0.00	$0.00	$44,282,603.70
Interest - Class A-2b Notes	$89,019.37	$89,019.37	$0.00	$0.00	$44,193,584.33
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$43,678,384.33
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$43,525,618.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,525,618.33
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$43,445,467.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,445,467.16
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$43,387,552.16
Third Priority Principal Payment	$1,692,246.74	$1,692,246.74	$0.00	$0.00	$41,695,305.42
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$41,624,227.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,624,227.92
Regular Principal Payment	$37,856,695.77	$37,856,695.77	$0.00	$0.00	$3,767,532.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,767,532.15
Residual Released to Depositor	$0.00	$3,767,532.15	$0.00	$0.00	$0.00
Total		$45,195,966.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,692,246.74
Regular Principal Payment					$37,856,695.77
Total					$39,548,942.51
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,561,900.88	$72.38	$65,972.71	$0.31	$15,627,873.59	$72.69
Class A-2b Notes	$23,987,041.63	$72.38	$89,019.37	$0.27	$24,076,061.00	$72.65
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$39,548,942.51	$24.55	$1,032,101.75	$0.64	$40,581,044.26	$25.19

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$97,737,348.04	0.4545923	$82,175,447.16	0.3822114
Class A-2b Notes	$150,651,893.66	0.4545923	$126,664,852.03	0.3822114
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$953,729,241.70	0.5920328	$914,180,299.19	0.5674825

Pool Information
Weighted Average APR	3.534%	3.523%
Weighted Average Remaining Term	44.90	44.09
Number of Receivables Outstanding	54,675	53,259
Pool Balance	$1,016,867,922.65	$974,245,745.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$960,635,270.13	$920,446,994.96
Pool Factor	0.6091225	0.5835910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$14,613,686.18
Yield Supplement Overcollateralization Amount	$53,798,750.61
Targeted Overcollateralization Amount	$60,065,446.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,065,446.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		135	$415,237.05
(Recoveries)		41	$44,377.16
Net Loss for Current Collection Period			$370,859.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4376%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4129%
Second Prior Collection Period			0.7902%
Prior Collection Period			0.5420%
Current Collection Period			0.4470%
Four Month Average (Current and Prior Three Collection Periods)			0.5480%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,198	$4,359,133.70
(Cumulative Recoveries)			$277,293.08
Cumulative Net Loss for All Collection Periods			$4,081,840.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2445%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,983.23
Average Net Loss for Receivables that have experienced a Realized Loss			$1,857.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	487	$10,449,255.46
61-90 Days Delinquent	0.09%	38	$849,585.11
91-120 Days Delinquent	0.04%	18	$421,672.87
Over 120 Days Delinquent	0.05%	20	$451,514.78
Total Delinquent Receivables	1.25%	563	$12,172,028.22

Repossession Inventory:
Repossessed in the Current Collection Period		40	$1,145,475.05
Total Repossessed Inventory		57	$1,660,187.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1592%
Prior Collection Period			0.1701%
Current Collection Period			0.1427%
Three Month Average			0.1573%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer